Loans (Troubled Debt Restructurings) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan
Financing Receivable, Impaired [Line Items]
Guarantee percentage of SBA Loan	90.00%
Average recorded investment	$ 1,460	$ 4,410
Impaired financing receivable, related allowance	$ 332	280
Nonaccrual loans, TDRs		$ 153
Number of loans modified as a TDR | loan	0	0
Financing receivable, accrual status	$ 1,162,366	$ 960,135
Financing receivable, nonaccrual status	2,994	7,237
Troubled Debt Restructuring
Financing Receivable, Impaired [Line Items]
Average recorded investment	800	200
Financing receivable, accrual status	786
Financing receivable, nonaccrual status		153
Troubled Debt Restructuring | Nonperforming
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance		$ 34
Troubled Debt Restructuring | Performing
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 138